DISCONTINUED OPERATIONS	12 Months Ended
Jul. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

3. DISCONTINUED OPERATIONS:

     The Company’s lease with its landlords at the Jowein building in Brooklyn, New York expired on April 30, 2010. The Company returned the premises in “as is” condition and the Company has no obligation to correct, cure or take any action relating to repairing such premises other than the cure of certain existing violations.

     As part of the settlement the Company paid to the landlords’ successor (“490 Owner”) $1,000,000. The Company also transferred to 490 Owner title to 484 Fulton Street, Brooklyn, New York (with an appraised value of $4,490,000) subject to the existing tenancy and 490 Owner has caused title to 14 Hanover Place, Brooklyn, New York (with an appraised value of $900,000) to be transferred to the Company. The appraised values of the two buildings were merely based upon a review of “comparables” (other properties which are believed by the appraisers to be similar to the properties subject to the appraisals). The appraised values of the two properties were not derived from a negotiation between the parties as to the actual purchase and sale prices for such properties since no such negotiation took place. Nor were such appraised values derived using other valuation methods, such as the net present value from cash flows. Accordingly, these appraised values are merely estimated values of the properties. The exchange was accounted for under ASC Topic 805 “Exchanges of Nonmonetary Assets.” The tax treatment was reported as a 1031 exchange.

     The Consolidated Statements of Income and Retained Earnings have been reclassified to show discontinued operations as a single line item. The components are as follows:

	Years Ended July 31,
	2012	2011	2010
Revenues
Rental income	$—	$—	$1,437,819
Fair value adjustment - nonmonetary exchange	—	—	4,490,000
Total	—	—	5,927,819

Expenses
Real estate operating expenses	—	—	1,498,676
Lease termination expenses	—	327,779	4,731,414
Depreciation and amortization	—	—	97,459
Total	—	327,779	6,327,549

(Loss) from discontinued operations	—	(327,779)	(399,730)
Income tax (benefit)	—	(100,000)	(171,000)
Net (loss) from discontinued operations - net of taxes	$—	$(227,779)	$(228,730)

     The termination agreement required the Company to remove a foot bridge over Fulton Street by June 2012. The removal of the foot bridge commenced during the year ended July 31, 2011 and was completed in October 2011. No substantial costs related to the termination of the lease agreement are expected to be incurred in the future.